Business Segments (Narrative) (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2019 JPY (¥)
Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	¥ 4.4
Operating Segments [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	7.2
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	6.9
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	1.4
Operating Segments [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	12.1
Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	¥ 24.4